Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 2.0%
15,038		ASX Ltd.	$ 891,880	0.3
305,323		Aurizon Holdings Ltd.	763,873	0.3
122,143		Brambles Ltd.	839,127	0.3
42,442		Goodman Group	700,789	0.2
278,580		Medibank Pvt Ltd.	610,443	0.2
20,956		Rio Tinto Ltd.	1,666,118	0.6
155,929		Telstra Corp., Ltd.	433,470	0.1
			5,905,700	2.0

		Canada: 4.5%
32,731		Bank of Nova Scotia	2,357,590	0.8
28,911		BCE, Inc.	1,510,200	0.5
16,783		Canadian Imperial Bank of Commerce - XTSE	2,107,464	0.7
11,672		National Bank Of Canada	933,833	0.3
24,426		Pembina Pipeline Corp.	775,544	0.3
18,303		Royal Bank of Canada	2,086,814	0.7
76,384		TELUS Corp.	1,797,306	0.6
13,508		Waste Connections, Inc.	1,684,448	0.6
			13,253,199	4.5

		China: 0.4%
304,000		BOC Hong Kong Holdings Ltd.	1,173,847	0.4
12,100,000	(1),(2)	China Hongxing Sports Ltd.	–	–
			1,173,847	0.4

		Denmark: 1.1%
554		AP Moller - Maersk A/S - Class B	1,990,049	0.7
15,830		Novozymes A/S	1,086,689	0.4
			3,076,738	1.1

		Finland: 0.9%
19,235		Kone Oyj	1,245,732	0.4
107,462		Nordea Bank Abp	1,276,400	0.5
			2,522,132	0.9

		France: 2.6%
6,344		Air Liquide SA	1,085,195	0.4
24,031		AXA S.A.	761,082	0.3
12,249		BNP Paribas	874,444	0.3
9,253		Cie de Saint-Gobain	626,124	0.2
2,944		Cie Generale des Etablissements Michelin SCA	492,599	0.2
6,158		Dassault Systemes SE	297,789	0.1
10,284	(3)	La Francaise des Jeux SAEM	425,792	0.1
6,532		Legrand S.A.	664,778	0.2
171,075		Orange SA	2,009,685	0.7
2,431		SEB SA	368,951	0.1
			7,606,439	2.6

		Germany: 2.0%
35,816		Deutsche Post AG	2,155,417	0.7
96,191		Deutsche Telekom AG	1,815,979	0.6
9,262		GEA Group AG	437,582	0.1
8,160	(3)	Scout24 SE	487,512	0.2
8,899		Symrise AG	1,063,420	0.4
			5,959,910	2.0

		Hong Kong: 1.7%
85,500		CK Hutchison Holdings Ltd.	607,676	0.2
104,000		CLP Holdings Ltd.	1,040,781	0.4
474,000		Hong Kong & China Gas	730,557	0.3
11,800		Jardine Matheson Holdings Ltd.	696,943	0.2
110,300		Link REIT	946,982	0.3
79,000		Power Assets Holdings Ltd.	485,424	0.2
110,000		SITC International Holdings Co. Ltd.	419,274	0.1
			4,927,637	1.7

		Ireland: 0.7%
9,071		CRH PLC	455,275	0.2
14,551		Medtronic PLC	1,505,883	0.5
			1,961,158	0.7

		Italy: 1.2%
2,672		DiaSorin SpA	411,917	0.2
36,287		ENI S.p.A.	545,071	0.2
50,214		FinecoBank Banca Fineco SpA	844,207	0.3
45,436	(3)	Poste Italiane SpA	609,866	0.2
124,924		Terna - Rete Elettrica Nazionale	981,574	0.3
			3,392,635	1.2

		Japan: 7.2%
21,900		Dai Nippon Printing Co., Ltd.	525,712	0.2
401,600		ENEOS Holdings, Inc.	1,599,423	0.5
5,400		Hoya Corp.	700,209	0.2
14,400		Idemitsu Kosan Co., Ltd.	368,952	0.1
50,800		Japan Tobacco, Inc.	1,014,216	0.3
11,500		Lawson, Inc.	504,034	0.2
7,300		McDonald's Holdings Co. Japan Ltd.	318,794	0.1
129,300		Mitsubishi UFJ Financial Group, Inc.	783,724	0.3
92,800		Mizuho Financial Group, Inc.	1,257,070	0.4
3,200		Nintendo Co., Ltd.	1,568,133	0.5
41,400		Nippon Telegraph & Telephone Corp.	1,184,774	0.4
5,700		Nitto Denko Corp.	443,800	0.2
40,300		Osaka Gas Co., Ltd.	685,357	0.2
4,100		Rohm Co., Ltd.	345,372	0.1
22,200		Secom Co., Ltd.	1,563,193	0.5
54,600		Sekisui House Ltd.	1,106,205	0.4
21,000		SG Holdings Co. Ltd.	445,794	0.2
8,300		Sohgo Security Services Co., Ltd.	301,021	0.1
88,200		Sumitomo Chemical Co., Ltd.	444,797	0.2
45,500		Sumitomo Mitsui Financial Group, Inc.	1,638,954	0.6

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
48,000		Sumitomo Mitsui Trust Holdings, Inc.	$ 1,659,898	0.6
25,800		Tokio Marine Holdings, Inc.	1,539,581	0.5
41,500		Tokyo Gas Co., Ltd.	837,958	0.3
4,500		Tsuruha Holdings, Inc.	362,450	0.1
			21,199,421	7.2

		Netherlands: 0.7%
711		ASM International NV	244,285	0.1
10,441		Koninklijke Philips NV	347,300	0.1
14,597		Wolters Kluwer NV	1,485,654	0.5
			2,077,239	0.7

		New Zealand: 0.1%
102,153		Spark New Zealand Ltd.	291,966	0.1

		Singapore: 0.1%
106,400		Singapore Technologies Engineering Ltd.	295,734	0.1

		Spain: 0.2%
891	(2)	Iberdrola S.A.	10,215	0.0
53,479		Iberdrola S.A. - IBEE	613,137	0.2
			623,352	0.2

		Sweden: 0.2%
90,443		Swedish Match AB	699,783	0.2

		Switzerland: 2.8%
8,645		ABB Ltd.	299,738	0.1
1,610		Geberit AG - Reg	1,093,883	0.4
16,828		Holcim Ltd.	912,100	0.3
921		Roche Holding AG	356,426	0.1
1,597		Sika AG	558,749	0.2
1,656		Sonova Holding AG - Reg	589,934	0.2
154		Straumann Holding AG	255,191	0.1
3,034		Swisscom AG	1,734,160	0.6
5,192		Zurich Insurance Group AG	2,483,377	0.8
			8,283,558	2.8

		United Kingdom: 4.4%
56,096		3i Group PLC	1,044,721	0.4
26,089		Admiral Group Plc	1,109,324	0.4
43,666		British American Tobacco PLC	1,864,319	0.6
76,554		Evraz PLC	520,079	0.2
93,077		GlaxoSmithKline PLC	2,077,106	0.7
16,695		Hikma Pharmaceuticals PLC	469,015	0.2
47,151		Imperial Brands PLC	1,117,943	0.4
102,557		J Sainsbury Plc	403,003	0.1
27,330		Persimmon PLC	890,398	0.3
125,100		Sage Group PLC/The	1,222,474	0.4
37,128		United Utilities Group PLC	535,604	0.2
838,623		Vodafone Group PLC	1,472,510	0.5
			12,726,496	4.4

		United States: 66.1%
29,908		AbbVie, Inc.	4,094,106	1.4
4,928		Accenture PLC	1,742,442	0.6
11,423		Agilent Technologies, Inc.	1,591,452	0.5
63,192		AGNC Investment Corp.	940,929	0.3
5,106		Air Products & Chemicals, Inc.	1,440,505	0.5
6,168		Allegion Public Ltd.	756,999	0.3
12,614		Allstate Corp.	1,522,131	0.5
48,696		Altria Group, Inc.	2,477,653	0.8
20,095		Amdocs Ltd.	1,525,010	0.5
3,452		Ameriprise Financial, Inc.	1,050,478	0.4
3,204		Ametek, Inc.	438,211	0.1
12,596		Amgen, Inc.	2,861,055	1.0
41,973		Antero Midstream Corp.	417,631	0.1
2,044		Anthem, Inc.	901,384	0.3
4,547		AO Smith Corp.	347,482	0.1
3,498		Aptargroup, Inc.	410,315	0.1
5,298		Assurant, Inc.	807,998	0.3
12,724		Avnet, Inc.	513,541	0.2
4,972		Bank of Hawaii Corp.	427,940	0.1
24,730		Bank OZK	1,158,601	0.4
12,441		Baxter International, Inc.	1,062,959	0.4
8,953		Becton Dickinson & Co.	2,275,315	0.8
3,036		Blackrock, Inc.	2,498,446	0.9
19,741		Booz Allen Hamilton Holding Corp.	1,514,727	0.5
43,493		Bristol-Myers Squibb Co.	2,822,261	1.0
88,490		Coterra Energy, Inc.	1,937,931	0.7
2,552		Chevron Corp.	335,154	0.1
5,763		Church & Dwight Co., Inc.	591,572	0.2
1,829		Cigna Corp.	421,511	0.1
71,151		Cisco Systems, Inc.	3,960,976	1.4
13,997		Citigroup, Inc.	911,485	0.3
5,480		Coca-Cola Co.	334,335	0.1
26,554		Colgate-Palmolive Co.	2,189,377	0.7
18,455		ConocoPhillips	1,635,482	0.6
9,766		CVS Health Corp.	1,040,177	0.4
1,416		Deere & Co.	532,982	0.2
11,998		Digital Realty Trust, Inc.	1,790,462	0.6
11,425		Dolby Laboratories, Inc.	1,003,686	0.3
9,398		Dollar General Corp.	1,959,295	0.7
3,018		Domino's Pizza, Inc.	1,372,134	0.5
8,308		DTE Energy Co.	1,000,532	0.3
22,832		Duke Energy Corp.	2,398,730	0.8
10,658		Duke Realty Corp.	615,819	0.2
11,890		Electronic Arts, Inc.	1,577,327	0.5
16,970		Emerson Electric Co.	1,560,392	0.5
14,302		Entergy Corp.	1,598,535	0.5
152,037		Equitrans Midstream Corp.	1,233,020	0.4
3,712		Everest Re Group Ltd.	1,051,981	0.4
4,643		Evergy, Inc.	301,609	0.1
7,738		Exelon Corp.	448,417	0.2
9,940		Extra Space Storage, Inc.	1,970,009	0.7
4,830		Exxon Mobil Corp.	366,887	0.1
3,551		Factset Research Systems, Inc.	1,498,131	0.5
3,408		FedEx Corp.	837,891	0.3
14,628		First American Financial Corp.	1,089,932	0.4
11,893		First Industrial Realty Trust, Inc.	722,857	0.2

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
53,501	Flowers Foods, Inc.	$ 1,504,983	0.5
5,007	Fortive Corp.	353,194	0.1
6,643	Garmin Ltd.	826,522	0.3
32,154	General Mills, Inc.	2,208,337	0.8
20,826	Genpact Ltd.	1,036,094	0.4
41,605	Gentex Corp.	1,306,397	0.4
35,861	Gilead Sciences, Inc.	2,462,934	0.8
7,652	Hanover Insurance Group, Inc.	1,055,670	0.4
2,933	Hasbro, Inc.	271,244	0.1
9,223	Hershey Co.	1,817,577	0.6
27,568	International Paper Co.	1,330,156	0.5
2,843	Intuit, Inc.	1,578,519	0.5
33,882	Iron Mountain, Inc.	1,555,861	0.5
34,648	Johnson & Johnson	5,969,504	2.0
19,315	Johnson Controls International plc	1,403,621	0.5
27,954	Keurig Dr Pepper, Inc.	1,060,854	0.4
4,385	Kilroy Realty Corp.	280,640	0.1
63,740	Kinder Morgan, Inc.	1,106,526	0.4
9,779	Knight-Swift Transportation Holdings, Inc.	553,296	0.2
22,575	Lazard Ltd.	985,173	0.3
7,700	Life Storage, Inc.	1,039,115	0.4
16,361	Loews Corp.	976,097	0.3
11,670	Manpowergroup, Inc.	1,223,833	0.4
4,643	Marathon Petroleum Corp.	333,135	0.1
2,475	MarketAxess Holdings, Inc.	852,588	0.3
8,124	McKesson Corp.	2,085,593	0.7
31,846	MDU Resources Group, Inc.	935,317	0.3
43,220	Merck & Co., Inc.	3,521,566	1.2
4,924	Microsoft Corp.	1,531,266	0.5
14,314	Mondelez International, Inc.	959,467	0.3
10,699	Morgan Stanley	1,097,075	0.4
5,067	MSC Industrial Direct Co.	413,670	0.1
2,592	MSCI, Inc. - Class A	1,389,623	0.5
9,251	Nasdaq, Inc.	1,657,872	0.6
18,789	National Fuel Gas Co.	1,141,056	0.4
11,908	National Retail Properties, Inc.	528,477	0.2
12,547	National Storage Affiliates Trust	772,393	0.3
15,363	NetApp, Inc.	1,329,053	0.5
1,592	NewMarket Corp.	538,207	0.2
44,617	NiSource, Inc.	1,301,924	0.4
67,653	Old Republic International Corp.	1,733,946	0.6
25,293	Omega Healthcare Investors, Inc.	796,224	0.3
13,172	Packaging Corp. of America	1,984,098	0.7
16,794	PepsiCo, Inc.	2,914,095	1.0
65,215	Pfizer, Inc.	3,436,178	1.2
30,014	Philip Morris International, Inc.	3,086,940	1.1
14,864	Phillips 66	1,260,319	0.4
33,344	Procter & Gamble Co.	5,350,045	1.8
22,942	Progressive Corp.	2,492,878	0.9
2,243	ProLogis, Inc.	351,747	0.1
15,733	Prosperity Bancshares, Inc.	1,152,442	0.4
3,694	PS Business Parks, Inc.	616,750	0.2
17,267	Public Service Enterprise Group, Inc.	1,148,774	0.4
13,631	Regions Financial Corp.	312,695	0.1
4,768	RLI Corp.	499,591	0.2
3,792	Rockwell Automation, Inc.	1,096,722	0.4
3,830	Roper Technologies, Inc.	1,674,323	0.6
6,632	Ryder System, Inc.	485,396	0.2
3,636	S&P Global, Inc.	1,509,740	0.5
2,876	SBA Communications Corp.	935,965	0.3
7,153	Sempra Energy	988,259	0.3
26,638	Service Corp. International	1,644,097	0.6
24,439	Sonoco Products Co.	1,384,225	0.5
7,998	Spirit Realty Capital, Inc.	379,585	0.1
5,664	Starbucks Corp.	556,885	0.2
3,116	Sun Communities, Inc.	588,799	0.2
51,436	Switch, Inc.	1,318,305	0.5
5,113	TD SYNNEX Corp.	534,666	0.2
9,917	T. Rowe Price Group, Inc.	1,531,482	0.5
12,335	Target Corp.	2,719,004	0.9
15,584	Texas Instruments, Inc.	2,797,172	1.0
3,094	Thermo Fisher Scientific, Inc.	1,798,542	0.6
18,606	Tradeweb Markets, Inc.	1,577,231	0.5
11,187	UGI Corp.	507,330	0.2
6,820	UMB Financial Corp.	671,429	0.2
5,377	United Parcel Service, Inc. - Class B	1,087,283	0.4
1,580	UnitedHealth Group, Inc.	746,661	0.3
32,514	US Bancorp	1,891,990	0.6
12,732	Valero Energy Corp.	1,056,374	0.4
7,692	Verisk Analytics, Inc.	1,508,632	0.5
61,748	Verizon Communications, Inc.	3,286,846	1.1
16,259	Washington Federal, Inc.	569,390	0.2
9,797	WEC Energy Group, Inc.	950,701	0.3
21,444	Wells Fargo & Co.	1,153,687	0.4
59,397	Williams Cos., Inc.	1,778,346	0.6
6,572	Zoetis, Inc.	1,313,020	0.4
		193,361,437	66.1

	Total Common Stock
	(Cost $251,434,823)	289,338,381	98.9

EXCHANGE-TRADED FUNDS: 0.7%
12,350	iShares MSCI EAFE Value Index ETF	635,284	0.2

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
7,876	iShares Russell 1000 Value ETF	$1,291,270	0.5

	Total Exchange-Traded Funds
	(Cost $1,877,582)	1,926,554	0.7

	Total Long-Term Investments
	(Cost $253,312,405)	291,264,935	99.6

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
700,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $700,000)	700,000	0.2

	Total Short-Term Investments
	(Cost $700,000)	700,000	0.2

	Total Investments in Securities (Cost $254,012,405)	$291,964,935	99.8
	Assets in Excess of Other Liabilities	545,491	0.2
	Net Assets	$292,510,426	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of January 31, 2022.

Sector Diversification	Percentage of Net Assets
Financials	21.2%
Health Care	15.4
Industrials	11.6
Consumer Staples	10.4
Information Technology	7.2
Communication Services	6.6
Utilities	6.4
Materials	5.2
Energy	5.0
Real Estate	5.0
Consumer Discretionary	4.9
Exchange-Traded Funds	0.7
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$5,905,700	$–	$5,905,700
Canada	13,253,199	–	–	13,253,199
China	–	1,173,847	–	1,173,847
Denmark	–	3,076,738	–	3,076,738
Finland	–	2,522,132	–	2,522,132
France	–	7,606,439	–	7,606,439
Germany	–	5,959,910	–	5,959,910
Hong Kong	–	4,927,637	–	4,927,637
Ireland	1,505,883	455,275	–	1,961,158
Italy	–	3,392,635	–	3,392,635
Japan	–	21,199,421	–	21,199,421
Netherlands	–	2,077,239	–	2,077,239
New Zealand	–	291,966	–	291,966
Singapore	–	295,734	–	295,734
Spain	–	623,352	–	623,352
Sweden	–	699,783	–	699,783
Switzerland	–	8,283,558	–	8,283,558
United Kingdom	–	12,726,496	–	12,726,496
United States	193,361,437	–	–	193,361,437
Total Common Stock	208,120,519	81,217,862	–	289,338,381
Exchange-Traded Funds	1,926,554	–	–	1,926,554
Short-Term Investments	700,000	–	–	700,000
Total Investments, at fair value	$210,747,073	$81,217,862	$–	$291,964,935

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $255,145,982.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$44,912,789
Gross Unrealized Depreciation	(8,071,662)

Net Unrealized Appreciation	$36,841,127